Vessels and other equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
11. Vessels and other equipment

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2015	$352,433	3,267	$355,700
Additions	—	—	—
Historical cost December 31, 2016	352,433	3,267	355,700
Depreciation for the year	(9,687)	(800)	(10,487)
Accumulated depreciation December 31, 2016	(12,109)	(1,000)	(13,109)
Vessels, net December 31, 2016	340,324	2,267	342,591

Historical cost December 31, 2016	352,433	3,267	355,700
Additions (note 4)	354,025	3,400	357,425
Historical cost December 31, 2017	706,458	6,667	713,125
Depreciation for the year	(19,375)	(1,600)	(20,975)
Accumulated depreciation December 31, 2017	(31,484)	(2,600)	(34,084)
Vessels, net December 31, 2017	$674,974	4,067	$679,041

As of December 31, 2017 and 2016, other equipment consists principally of warehouse, office equipment and computers. Other equipment of $817 and $726 is recorded net of accumulated depreciation of $213 and $134 in the consolidated balance sheet as of December 31, 2017 and 2016, respectively. Depreciation expense for other equipment was $79, $65 and $31 for the years ended December 31, 2017, 2016 and 2015, respectively.